Goodwill And Other Intangible Assets [Text Block] (Tables)	6 Months Ended
Sep. 30, 2013
Changes In Carrying Amount Of Goodwill [Table Text Block]

	Six months ended September 30,
	2012	2013
	(in millions)
Balance at beginning of period
Goodwill	¥2,094,839	¥2,158,512
Accumulated impairment losses	(1,740,556)	(1,740,556)

	354,283	417,956
Goodwill acquired during the six months(1)	—	42,351
Foreign currency translation adjustments and other	3,834	37,116

Balance at end of period
Goodwill	2,098,673	2,237,979
Accumulated impairment losses	(1,740,556)	(1,740,556)

	¥358,117	¥497,423

Note:	(1)	See Note 2 for the goodwill acquired in connection with acquisitions.

Other Intangible Assets, Net Carrying Amount By Major Class Of Intangible Assets [Table Text Block]

	March 31, 2013	September 30, 2013
	(in millions)
Intangible assets subject to amortization:
Software	¥534,514	¥560,820
Core deposit intangibles	182,524	167,613
Customer relationships	96,757	99,752
Trade names	38,132	38,199
Other	2,155	2,017

Total	854,082	868,401
Intangible assets not subject to amortization:
Indefinite-lived trade names	3,037	3,037
Other	9,034	9,492

Total	12,071	12,529

Total	¥866,153	¥880,930